SCHEDULE OF INVESTMENTS
Balanced (in thousands)	MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Interactive Home Entertainment – 1.9%
Electronic Arts, Inc.(A)	53	$5,332

Interactive Media & Services – 1.9%
Alphabet, Inc., Class A(A)	1	1,401
Alphabet, Inc., Class C(A)	1	1,460
Facebook, Inc., Class A(A)	14	2,385
		5,246

Movies & Entertainment – 0.6%
Walt Disney Co. (The)	17	1,646

Total Communication Services - 4.4%		12,224
Consumer Discretionary
Apparel, Accessories & Luxury Goods – 0.9%
V.F. Corp.	44	2,382

Casinos & Gaming – 1.2%
Las Vegas Sands, Inc.	80	3,388

Home Improvement Retail – 1.6%
Lowe’s Co., Inc.	50	4,329

Internet & Direct Marketing Retail – 2.0%
Amazon.com, Inc.(A)	3	5,420

Restaurants – 1.5%
Domino’s Pizza, Inc.	12	3,998

Specialty Stores – 0.8%
Tractor Supply Co.	27	2,305

Total Consumer Discretionary - 8.0%		21,822
Consumer Staples
Distillers & Vintners – 1.5%
Constellation Brands, Inc.	29	4,125

Packaged Foods & Meats – 0.3%
Mondelez International, Inc., Class A	16	809

Tobacco – 1.7%
Philip Morris International, Inc.	62	4,514

Total Consumer Staples - 3.5%		9,448
Energy
Integrated Oil & Gas – 1.2%
Chevron Corp.	18	1,287
Hess Corp.	60	2,002
		3,289

Oil & Gas Exploration & Production – 0.7%
Canadian Natural Resources Ltd.	151	2,041

Oil & Gas Storage & Transportation – 0.5%
Enterprise Products Partners L.P.	97	1,387

Total Energy - 2.4%		6,717
Financials
Diversified Banks – 1.2%
Northern Trust Corp.	43	3,248

Investment Banking & Brokerage – 1.3%
Goldman Sachs Group, Inc. (The)	23	3,484

Multi-Sector Holdings – 1.4%
Berkshire Hathaway, Inc., Class B(A)	22	3,970

Other Diversified Financial Services – 1.8%
Citigroup, Inc.	39	1,656
JPMorgan Chase & Co.	37	3,317
		4,973

Regional Banks – 1.3%
PNC Financial Services Group, Inc. (The)	36	3,471

Total Financials - 7.0%		19,146

Health Care
Health Care Equipment – 1.6%
Zimmer Holdings, Inc.	44	4,445

Health Care Technology – 1.5%
Cerner Corp.	64	4,029

Managed Health Care – 1.2%
Anthem, Inc.	15	3,393

Pharmaceuticals – 3.6%
Elanco Animal Health, Inc.(A)	98	2,185
GlaxoSmithKline plc ADR	100	3,779
Jazz Pharmaceuticals plc(A)	15	1,509
Pfizer, Inc.	70	2,292
		9,765

Total Health Care - 7.9%		21,632
Industrials
Aerospace & Defense – 0.8%
Boeing Co. (The)	15	2,240

Agricultural & Farm Machinery – 1.3%
Deere & Co.	25	3,444

Electrical Components & Equipment – 0.6%
Emerson Electric Co.	34	1,635

Industrial Machinery – 1.0%
Snap-on, Inc.	25	2,716

Railroads – 1.3%
Union Pacific Corp.	25	3,509

Research & Consulting Services – 0.9%
IHS Markit Ltd.	39	2,359

Trucking – 0.8%
Knight Transportation, Inc.	66	2,155

Total Industrials - 6.7%		18,058
Information Technology
Application Software – 1.9%
Autodesk, Inc.(A)	33	5,107

Communications Equipment – 1.5%
Cisco Systems, Inc.	102	4,019

Data Processing & Outsourced Services – 1.5%
Fiserv, Inc.(A)	45	4,250

Electronic Manufacturing Services – 1.0%
IPG Photonics Corp.(A)	26	2,850

IT Consulting & Other Services – 0.7%
Cognizant Technology Solutions Corp., Class A	42	1,958

Semiconductors – 3.5%
Infineon Technologies AG ADR	176	2,546
Micron Technology, Inc.(A)	80	3,374
QUALCOMM, Inc.	54	3,667
		9,587

Systems Software – 1.9%
Microsoft Corp.	33	5,197

Technology Hardware, Storage & Peripherals – 2.4%
Apple, Inc.	26	6,624

Total Information Technology - 14.4%		39,592
Materials
Commodity Chemicals – 0.5%
LyondellBasell Industries N.V., Class A	29	1,452

Specialty Chemicals – 1.9%
PPG Industries, Inc.	43	3,586
Sherwin-Williams Co. (The)	3	1,525
		5,111
Total Materials - 2.4%		6,563

TOTAL COMMON STOCKS – 56.7%		$155,202
(Cost: $174,042)

PREFERRED STOCKS
Energy
Oil & Gas Exploration & Production – 0.7%
Targa Resources Corp., 9.500%(A)(B)	3	1,786

Total Energy - 0.7%		1,786
Health Care
Pharmaceuticals – 0.1%
Elanco Animal Health, Inc., 5.000%	8	329

Total Health Care - 0.1%		329

TOTAL PREFERRED STOCKS – 0.8%		$2,115
(Cost: $3,625)

CORPORATE DEBT SECURITIES	Principal
Communication Services
Advertising – 0.3%
Interpublic Group of Cos., Inc. (The),
4.750%, 3-30-30	$300	298
Omnicom Group, Inc.,
4.200%, 6-1-30	400	413
		711

Broadcasting – 0.1%
Fox Corp.,
3.050%, 4-7-25	340	339

Cable & Satellite – 0.5%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal),
4.250%, 10-15-30	450	527
Comcast Corp. (GTD by Comcast Cable Communications LLC and NBCUniversal Media LLC),
3.450%, 2-1-50(C)	675	741
		1,268

Movies & Entertainment – 0.4%
Walt Disney Co. (The),
2.750%, 9-1-49	1,000	988

Total Communication Services - 1.3%		3,306
Consumer Discretionary
Apparel Retail – 0.1%
TJX Cos., Inc. (The),
3.875%, 4-15-30	350	362

Automotive Retail – 0.1%
AutoZone, Inc.,
3.625%, 4-15-25	350	355

Casinos & Gaming – 0.1%
Las Vegas Sands Corp.,
3.500%, 8-18-26	365	334

Internet & Direct Marketing Retail – 0.4%
Amazon.com, Inc.,
2.800%, 8-22-24	1,000	1,061

Total Consumer Discretionary - 0.7%		2,112
Consumer Staples
Agricultural Products – 0.1%
Archer Daniels Midland Co.,
2.750%, 3-27-25	350	357

Brewers – 0.1%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
4.750%, 1-23-29	350	385

Drug Retail – 0.1%
CVS Health Corp.,
5.050%, 3-25-48	300	341

Food Retail – 0.1%
Alimentation Couche-Tard, Inc.,
2.950%, 1-25-30(D)	350	325

Household Products – 0.2%
Procter & Gamble Co. (The),
3.000%, 3-25-30	350	388

Hypermarkets & Super Centers – 1.2%
Walmart, Inc.,
4.050%, 6-29-48	2,500	3,215

Packaged Foods & Meats – 0.2%
Nestle Holdings, Inc.,
4.000%, 9-24-48(D)	555	667

Personal Products – 0.2%
Estee Lauder Co., Inc. (The),
4.150%, 3-15-47	375	404

Soft Drinks – 0.7%
Coca-Cola Co. (The),
3.375%, 3-25-27	400	441
Keurig Dr Pepper, Inc.,
3.400%, 11-15-25	400	406
PepsiCo, Inc.,
2.875%, 10-15-49	1,050	1,090
		1,937

Total Consumer Staples - 2.9%		8,019
Energy
Oil & Gas Drilling – 0.2%
Nabors Industries Ltd., Convertible,
0.750%, 1-15-24	3,600	648

Oil & Gas Exploration & Production – 0.1%
EQT Corp.,
6.125%, 2-1-25	500	385

Oil & Gas Storage & Transportation – 0.7%
Colorado Interstate Gas Co.,
4.150%, 8-15-26(D)	800	778
Williams Partners L.P.,
3.600%, 3-15-22	1,000	969
		1,747

Total Energy - 1.0%		2,780
Financials
Consumer Finance – 0.3%
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4-10-22	250	231
3.700%, 5-9-23	150	135
Hyundai Capital America,
2.550%, 4-3-20(D)	500	500
		866

Diversified Banks – 0.5%
Bank of America Corp.,
2.884%, 10-22-30	400	399
HSBC Holdings plc,
3.400%, 3-8-21	625	628
U.S. Bancorp,
3.100%, 4-27-26	400	405
		1,432

Investment Banking & Brokerage – 1.0%
Goldman Sachs Group, Inc. (The),
2.905%, 7-24-23	2,000	2,010
Morgan Stanley,
2.699%, 1-22-31	400	391
Raymond James Financial, Inc.,
4.650%, 4-1-30	300	314
		2,715

Life & Health Insurance – 0.7%
Northwestern Mutual Life Insurance Co. (The),
3.850%, 9-30-47(D)	1,000	847
Sumitomo Life Insurance Co.,
4.000%, 9-14-77(D)	1,000	1,000
		1,847

Multi-Line Insurance – 0.2%
Aon plc (GTD by Aon Corp.),
2.800%, 3-15-21	500	500

Other Diversified Financial Services – 0.7%
Citigroup, Inc.:
5.950%, 12-29-49	150	132

6.250%, 12-29-49	750	773
JPMorgan Chase & Co.,
5.300%, 11-1-68	250	234
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 332 bps),
5.229%, 1-1-68(E)	750	651
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps),
5.240%, 4-29-49(E)	194	175
		1,965

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.),
2.200%, 3-15-21	200	201

Regional Banks – 0.2%
PNC Bank N.A.,
3.250%, 6-1-25	600	639

Total Financials - 3.7%		10,165
Health Care
Biotechnology – 0.6%
Amgen, Inc.:
2.125%, 5-1-20	1,000	999
3.375%, 2-21-50(C)	700	730
		1,729

Health Care Equipment – 0.2%
Zimmer Holdings, Inc.,
2.700%, 4-1-20	350	350

Health Care Supplies – 0.5%
Baxter International, Inc.,
3.750%, 10-1-25(D)	350	372
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.875%, 9-23-23	1,000	1,020
		1,392

Life Sciences Tools & Services – 0.1%
Thermo Fisher Scientific, Inc.,
4.133%, 3-25-25	350	375

Pharmaceuticals – 1.1%
Bristol-Myers Squibb Co.,
3.450%, 11-15-27(D)	500	533
Forest Laboratories, Inc.,
5.000%, 12-15-21(D)	1,258	1,303
Johnson & Johnson,
3.400%, 1-15-38	1,000	1,157
		2,993
Total Health Care - 2.5%		6,839
Industrials
Aerospace & Defense – 0.9%
Boeing Co. (The),
3.750%, 2-1-50	525	479
General Dynamics Corp.,
3.625%, 4-1-30	350	391
L3Harris Technologies, Inc.,
4.400%, 6-15-28	1,000	1,082
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.),
4.600%, 6-15-28	535	460
		2,412

Agricultural & Farm Machinery – 0.2%
Deere & Co.,
3.100%, 4-15-30	600	636

Air Freight & Logistics – 0.2%
United Parcel Service, Inc.,
3.900%, 4-1-25	650	704

Airlines – 0.1%
Southwest Airlines Co.,
2.650%, 11-5-20	375	371

Environmental & Facilities Services – 0.6%
Republic Services, Inc.,
3.050%, 3-1-50	700	618
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
3.150%, 11-15-27	1,000	1,033
		1,651
Total Industrials - 2.0%		5,774
Information Technology
Application Software – 0.2%
Autodesk, Inc.,
2.850%, 1-15-30	500	490

Communications Equipment – 0.1%
Motorola Solutions, Inc.,
4.600%, 2-23-28	400	408

Data Processing & Outsourced Services – 0.1%
Visa, Inc.,
2.700%, 4-15-40	240	238

Semiconductors – 0.2%
Intel Corp.,
3.250%, 11-15-49	500	541

Systems Software – 0.2%
Microsoft Corp.,
4.250%, 2-6-47	350	455

Technology Hardware, Storage & Peripherals – 0.6%
Apple, Inc.:
3.200%, 5-11-27	1,000	1,084
2.950%, 9-11-49	500	528
		1,612
Total Information Technology - 1.4%		3,744
Materials
Diversified Metals & Mining – 0.2%
Anglo American plc,
4.125%, 4-15-21(D)	500	493

Specialty Chemicals – 0.3%
Ecolab, Inc.,
3.250%, 12-1-27	1,000	936

Total Materials - 0.5%		1,429
Real Estate
Specialized REITs – 0.7%
American Tower Corp.,
2.250%, 1-15-22	1,200	1,171
Crown Castle International Corp.:
5.250%, 1-15-23	200	212
3.100%, 11-15-29	600	576
		1,959
Total Real Estate - 0.7%		1,959
Utilities
Electric Utilities – 0.8%
Duke Energy Corp.,
3.150%, 8-15-27	500	492
Entergy Texas, Inc.,
2.550%, 6-1-21	300	301

Exelon Corp.,
2.450%, 4-15-21	400	396
Florida Power & Light Co.,
3.150%, 10-1-49	425	441
Oncor Electric Delivery Co. LLC,
2.750%, 5-15-30(D)	450	468
		2,098
Multi-Utilities – 0.2%
Dominion Energy, Inc.,
3.600%, 3-15-27	450	459

Water Utilities – 0.1%
American Water Capital Corp.,
3.750%, 9-1-47	375	376

Total Utilities - 1.1%		2,933

TOTAL CORPORATE DEBT SECURITIES – 17.8%		$49,060
(Cost: $51,510)

LOANS(E)
Industrials
Industrial Machinery – 0.4%
Form Technologies LLC (ICE LIBOR plus 850 bps),
9.950%, 1-30-23(F)	1,100	1,034

Total Industrials - 0.4%		1,034

TOTAL LOANS – 0.4%		$1,034
(Cost: $1,090)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations - 1.2%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO,
3.000%, 6-15-45	704	746
Federal National Mortgage Association Agency REMIC/CMO:
3.500%, 6-25-29	450	490
3.000%, 10-25-46	725	773
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.500%, 10-1-28	56	61
6.500%, 2-1-29	24	27
7.500%, 4-1-31	26	31
7.000%, 7-1-31	33	40
7.000%, 9-1-31	57	68
6.500%, 2-1-32	134	161
7.000%, 2-1-32	88	104
7.000%, 3-1-32	33	39
7.000%, 7-1-32	67	79
5.500%, 5-1-33	27	30
5.500%, 6-1-33	30	34
4.500%, 11-1-43	443	491
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 1997-1, Class 3A,
8.293%, 12-15-26	23	27
		3,201

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.2%		$3,201
(Cost: $3,065)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations - 3.4%
U.S. Treasury Bonds:
2.125%, 2-15-40	2,584	3,614
1.000%, 2-15-46	1,905	2,315
U.S. Treasury Notes,
0.125%, 7-15-26	3,282	3,314
		9,243
Treasury Obligations - 16.5%
U.S. Treasury Bonds:
3.500%, 2-15-39	4,000	5,695
3.750%, 8-15-41	150	223
3.000%, 2-15-48	250	346
U.S. Treasury Notes:
1.750%, 7-31-21	2,225	2,271
2.875%, 10-15-21	6,195	6,447
2.875%, 11-15-21	750	782
1.875%, 4-30-22	200	207
2.000%, 7-31-22	1,045	1,088
1.875%, 10-31-22	1,000	1,041
2.000%, 10-31-22	480	502
2.125%, 12-31-22	6,300	6,619
2.875%, 9-30-23	2,000	2,179
2.875%, 10-31-23	600	654
2.750%, 11-15-23	2,500	2,718
1.750%, 6-30-24	2,600	2,754
2.125%, 9-30-24	1,000	1,079
2.250%, 10-31-24	3,635	3,946
1.500%, 11-30-24	1,700	1,790
2.875%, 4-30-25	500	562
2.875%, 5-31-25	900	1,013
3.000%, 9-30-25	900	1,024
2.625%, 12-31-25	800	898
2.750%, 2-15-28	250	292
2.875%, 8-15-28	737	872
		45,002

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 19.9%		$54,245
(Cost: $49,454)

SHORT-TERM SECURITIES	Shares
Money Market Funds(G)- 3.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class,
0.310%	8,391	8,391

TOTAL SHORT-TERM SECURITIES – 3.1%		$8,391
(Cost: $8,391)

TOTAL INVESTMENT SECURITIES – 99.9%		$273,248
(Cost: $291,177)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		314

NET ASSETS – 100.0%		$273,562

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Restricted security. At March 31, 2020, the Portfolio owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Value

Targa Resources Corp., 9.500%	3-2-20	3	$3,225	$1,786

The total value of this security represented 0.7% of net assets at March 31, 2020.

(C)	All or a portion of securities with an aggregate value of $1,184 are on loan.

(D)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the total value of these securities amounted to $7,286 or 2.7% of net assets.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Securities whose value was determined using significant unobservable inputs.

(G)	Rate shown is the annualized 7-day yield at March 31, 2020.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

● Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

● Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$155,202	$—	$—
Preferred Stocks	329	1,786	—
Corporate Debt Securities	—	49,060	—
Loans	—	—	1,034
United States Government Agency Obligations	—	3,201	—
United States Government Obligations	—	54,245	—
Short-Term Securities	8,391	—	—
Total	$163,922	$108,292	$1,034

During the period ended March 31, 2020, securities totaling $1,037 were transferred from Level 2 to Level 3 due to decreased availability of observable market data due to decreased market activity or information for these securities.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Conduit

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$291,177

Gross unrealized appreciation	15,880

Gross unrealized depreciation	(33,809)

Net unrealized depreciation	$(17,929)